Segment information (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer D
Customers accounting for more than 5% of the Group's revenue	6	0	0
Customer E
Customers accounting for more than 5% of the Group's revenue	5	0	0
Customer C
Customers accounting for more than 5% of the Group's revenue	9	0	0
Customer B
Customers accounting for more than 5% of the Group's revenue	9	14	18
Customer A
Customers accounting for more than 5% of the Group's revenue	13	10	9
Customer F
Customers accounting for more than 5% of the Group's revenue	5	0	0
Customer G
Customers accounting for more than 5% of the Group's revenue	0	7	0
Customer H
Customers accounting for more than 5% of the Group's revenue	0	5	0
Customer I
Customers accounting for more than 5% of the Group's revenue	0	5	6